ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

        As of December 31, 2012 and 2011, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2012	2011
Balance, beginning of the year	$69,717	$78,039
Liabilities incurred in the current period	16,518	9,009
Accretion expense	9,430	6,236
Revisions in estimated cash flows	(380)	(19,242)
Currency translation adjustment	(4,299)	(4,325)

Balance, end of the year	$90,986	$69,717